Royalty Generation and Project Evaluation	12 Months Ended
Dec. 31, 2023
Royalty Investment Costs [Abstract]
Royalty Generation and Project Evaluation
Note 15 - Royalty Generation and Project Evaluation
During the year ended December 31, 2023, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Fennoscandia	USA*	Eastern Europe and Morocco	South America	Other	Technical support and project evaluation	Total
Administration costs	$270	$361	$600	$1	$9	$68	$1,309
Drilling, technical, and support costs	946	5,705	409	4	257	305	7,626
Personnel	573	2,019	848	74	330	1,588	5,432
Property costs	140	2,018	56	289	68	-	2,571
Professional costs	10	124	94	74	31	439	772
Share-based payments	77	136	55	11	12	200	491
Travel	108	34	81	-	19	200	442
Total Expenditures	2,124	10,397	2,143	453	726	2,800	18,643
Recoveries from partners	(759)	(6,639)	-	-	-	-	(7,398)
Net Expenditures	$1,365	$3,758	$2,143	$453	$726	$2,800	$11,245
*Includes $1,527 in costs related to Scout Drilling LLC which was sold during the year ended December 31, 2023.
Note 15 - Royalty Generation and Project Evaluation (continued)
During the year ended December 31, 2022, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Fennoscandia	USA*	Eastern Europe and Morocco	South America	Other	Technical support and project evaluation	Total
Administration costs	$49	$228	$94	$95	$16	$32	$514
Drilling, technical, and support costs	1,554	4,570	142	19	316	64	6,665
Personnel	601	2,388	510	183	296	1,108	5,086
Professional costs	33	56	101	197	28	404	819
Property costs	569	2,064	1	178	73	-	2,885
Share-based payments	202	297	34	54	16	276	879
Travel	158	28	51	18	46	64	365
Total Expenditures	3,166	9,631	933	744	791	1,948	17,213
Recoveries from partners	(1,782)	(6,787)	-	-	(8)	-	(8,577)
Net Expenditures	$1,384	$2,844	$933	$744	$783	$1,948	$8,636
*Includes $1,379 in costs related to Scout Drilling LLC which was sold during the year ended December 31, 2023.